As filed with the Securities and Exchange Commission on January 10, 2014

File Nos. 333-189667 and 811-22641

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	4 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	13 [X]

Franklin Alternative Strategies Funds
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954)527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectus and SAI of Franklin Pelagos Commodities Strategy Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933 and the Investment Company of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 9th day of January, 2014.

Franklin Alternative Strategies Funds

(Registrant)

 By: /s/STEVEN J. GRAY

Steven J. Gray,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

William Yun*
William Yun	President and Chief Executive Officer – Investment Management	January 9, 2014

Laura F. Fergerson*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	January 9, 2014

Robert G. Kubilis*
Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer	January 9, 2014

Edward I. Altman*
Edward I. Altman	Trustee	January 9, 2014

Ann Torre Bates*
Ann Torre Bates	Trustee	January 9, 2014

Burton J. Greenwald*
Burton J. Greenwald	Trustee	January 9, 2014

Gregory E. Johnson*
Gregory E. Johnson	Trustee	January 9, 2014

Peter A. Langerman*
Peter A. Langerman	Trustee	January 9, 2014

Keith E. Mitchell*
Keith E. Mitchell	Trustee	January 9, 2014

Charles Ruben, II*
Charles Ruben, II	Trustee	January 9, 2014

Jan Hopkins Trachtman*
Jan Hopkins Trachtman	Trustee	January 9, 2014

Robert E. Wade*
Robert E. Wade	Trustee	January 9, 2014

*By: /s/STEVEN J. GRAY

 Steven J. Gray

 Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase